DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Liabilities
SCHEDULE OF DERIVATIVE LIABILITIES	Derivative liabilities as of December 31, 2022 consist of the following:
As of December 31, 2022
Options	$24,041,198
Contingent consideration	12,447,396
$36,488,594

SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY
	Acquisition Value	Adjustments	Closing Value
PIN	$10,100,000	$12,250,000	$22,350,000
ESQ	451,000	1,240,198	1,691,198
	$10,551,000	$13,490,198	$24,041,198

SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY
	Acquisition Value	Adjustments	Closing Value
RF	$10,380,396	$-	$10,380,396
UAV	1,017,000	191,000	1,208,000
PIN	701,000	158,000	859,000
	$12,098,396	$349,000	$12,447,396